Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company has established a policy designed to prohibit our executive officers and directors from purchasing or selling shares of the Company while in possession of material nonpublic information, or otherwise using such information for their personal benefit or in any manner that would violate applicable laws and regulations. The Code of Ethics and Insider Trading Policy establishes procedures that apply to our officers, directors, employees and access persons with respect to their personal investments and investment transactions, and we believe it is reasonably designed to promote compliance with insider trading laws, rules and regulations, and applicable listing standards.

Award Timing Method	The Code of Ethics and Insider Trading Policy establishes procedures that apply to our officers, directors, employees and access persons with respect to their personal investments and investment transactions, and we believe it is reasonably designed to promote compliance with insider trading laws, rules and regulations, and applicable listing standards.